CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CNY (¥) ¥ in Thousands	Share capital	Additional paid-in capital	Statutory reserve	General risk reserve	Currency translation reserve	Retained earnings/accumulated loss	Total	Non-controlling interests	Total
Begning balance at Dec. 31, 2015	¥ 77	¥ 239,924	¥ 4,386	¥ 5,891		¥ 38,928	¥ 289,206	¥ 72,301	¥ 361,507
Statement Line Items [Line Items]
Issuance of capital shares		156,000					156,000	39,000	195,000
Appropriation to reserve			3,365			(3,365)
Dividend to shareholders						(15,016)	(15,016)	(3,754)	(18,770)
Net profit for the year						33,558	33,558	8,390	41,948
Share-based compensation
Ending balance at Dec. 31, 2016	77	395,924	7,751	5,891		54,105	463,748	115,937	579,685
Statement Line Items [Line Items]
Appropriation to reserve			5,614	3,926		(9,540)
Issuance of shares pursuant to reverse acquisition	248	(222)					26	7	33
Share issuance expense		(12,528)					(12,528)	(3,132)	(15,660)
Net profit for the year						23,061	23,061	5,765	28,826
Share-based compensation
Ending balance at Dec. 31, 2017	325	383,174	13,365	9,817		67,626	474,307	118,577	592,884
Statement Line Items [Line Items]
Changes on initial application of IFRS 9 (see note 2.21)						(187,237)	(187,237)	(46,809)	(234,046)
Adjusted balance at January 1, 2018	325	383,174	13,365	9,817		(119,611)	287,070	71,768	358,838
Appropriation to reserve			652	68		(720)
Net profit for the year						6,524	6,524	1,631	8,771
Share-based compensation	1					550	551	138	689
Other comprehensive loss for the year - currency translation differences					(493)		(493)	(123)	(616)
Ending balance at Dec. 31, 2018	¥ 326	¥ 383,174	¥ 14,017	¥ 9,885	¥ (493)	¥ (113,257)	¥ 293,652	¥ 73,414	¥ 367,066